Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information:

The consolidated financial statements as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023, include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains offices in Athens, New York, Limassol, Singapore and Germany. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

As of December 31, 2023, the Company owned a modern fleet of 116 dry bulk vessels (one of which was classified as held for sale, please refer to Notes 5 and 19 for fleet changes) consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 53,489 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 13.1 million dwt. Also, the Company has entered into firm shipbuilding contracts for the construction of five 82,000 dwt Kamsarmax newbuilding vessels with expected deliveries between [September 2025 and July 2026]. In addition, through certain of its subsidiaries, the Company charters-in a number of third-party vessels on both a short-term and long-term basis to increase its operating capacity in order to satisfy its clients’ needs. Lastly, in 2023 the Company entered into long-term charter-in arrangements with respect to six newbuilding vessels (see details below), which are expected to be delivered during 2024 with an approximate duration of seven years per vessel, plus optional years at the Company’s option.

On December 11, 2023, the Company entered into a definitive agreement with Eagle Bulk Shipping Inc. (NYSE: EGLE) (“Eagle”) (the “Eagle Merger Agreement”) to combine in an all-stock merger (the “Eagle Merger”). Pursuant to the Eagle Merger Agreement, each share of common stock, par value $0.01 per share, of Eagle (the “Eagle Common Stock”) issued and outstanding immediately prior to the effective time of the Eagle Merger (excluding Eagle Common Stock owned by Eagle, Star Bulk, Star Infinity Corp., a wholly owned subsidiary of Star Bulk, or any of their respective direct or indirect wholly owned subsidiaries) will be converted into the right to receive 2.6211 common shares, par value $0.01 per share, of Star Bulk (the “Star Bulk Common Stock”). The Eagle Merger is subject to approval by holders of Eagle Common Stock (the “Eagle shareholders”), receipt of applicable regulatory approvals and satisfaction of other customary closing conditions. The board of directors of Eagle fixed the close of business on February 12, 2024 as the record date for the determination of the Eagle shareholders entitled to notice of, and to vote at, the Eagle shareholders special meeting scheduled for April 5, 2024.  The Eagle Merger, subject to the abovementioned conditions, is expected to close in the first half of 2024. The Eagle Merger, subject to the abovementioned conditions, is expected to be accounted for as an acquisition of Eagle by Star Bulk under the asset acquisition method of accounting in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Star Bulk will be treated as the acquiror for accounting purposes.

1.       Basis of Presentation and General Information – (continued):

Below is the list of the Company’s wholly owned subsidiaries as of December 31, 2023:

a) Subsidiaries owning vessels in operation:

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath	209,537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
3	Star Ennea LLC	Star Gina 2GR	209,475	February 26, 2016	2016
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Castle II LLC	Star Leo	207,939	May 14, 2018	2018
6	ABY Eleven LLC	Star Laetitia	207,896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne	207,812	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo	207,810	March 1, 2017	2017
9	Star Seeker LLC	Star Libra	207,765	June 6, 2016	2016
10	ABY Nine LLC	Star Sienna	207,721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa	207,709	March 11 2016	2016
12	ABY Ten LLC	Star Karlie	207,566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni	207,555	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus	207,526	March 26, 2018	2018
15	New Era II Shipping LLC	Debbie H	206,861	May 28, 2019	2019
16	New Era III Shipping LLC	Star Ayesha	206,852	July 15, 2019	2019
17	New Era I Shipping LLC	Katie K	206,839	April 16, 2019	2019
18	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
19	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
20	Star Nor I LLC	Star Claudine	181,258	July 6, 2018	2011
21	Star Nor II LLC	Star Ophelia	180,716	July 6, 2018	2010
22	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
23	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
24	Pacific Cape Shipping LLC	Pantagruel (Note 19c)	180,181	July 11, 2014	2004
25	Star Nor III LLC	Star Lyra	179,147	July 6, 2018	2009
26	Star Regg V LLC	Star Borneo	178,978	January 26, 2021	2010
27	Star Regg VI LLC	Star Bueno	178,978	January 26, 2021	2010
28	Star Regg IV LLC	Star Marilena	178,978	January 26, 2021	2010
29	Star Regg II LLC	Star Janni	178,978	January 7, 2019	2010
30	Star Regg I LLC	Star Marianne	178,906	January 14, 2019	2010
31	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
32	Sky Cape Shipping LLC	Big Fish (Notes 5 and 19c)	177,662	July 11, 2014	2004
33	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
34	Star Trident XXV LLC	Star Triumph	176,343	December 8, 2017	2004
35	ABY Fourteen LLC	Star Scarlett	175,649	August 3, 2018	2014
36	ABY Fifteen LLC	Star Audrey	175,125	August 3, 2018	2011
37	Sea Cape Shipping LLC	Big Bang (Notes 5 and 19c)	174,109	July 11, 2014	2007
38	ABY I LLC	Star Paola	115,259	August 3, 2018	2011

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
39	ABM One LLC	Star Eva	106,659	August 3, 2018	2012
40	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
41	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
42	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
43	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
44	ABY II LLC	Star Aphrodite	92,006	August 3, 2018	2011
45	Augustea Bulk Carrier LLC	Star Piera	91,951	August 3, 2018	2010
46	Augustea Bulk Carrier LLC	Star Despoina	91,951	August 3, 2018	2010
47	Star Nor IV LLC	Star Electra	83,494	July 6, 2018	2011
48	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
49	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
50	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
51	Star Nor VI LLC	Star Luna	82,687	July 6, 2018	2008
52	Star Nor V LLC	Star Bianca	82,672	July 6, 2018	2008
53	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
54	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
55	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
56	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
57	ABY Seven LLC	Star Jeanette	82,566	August 3, 2018	2014
58	Star Sun I LLC	Star Elizabeth	82,403	May 25, 2021	2021
59	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
60	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
61	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
62	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
63	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
64	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
65	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
66	Star Nor VIII LLC	Star Mona	82,188	July 6, 2018	2012
67	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
68	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
69	Star Nor VII LLC	Star Astrid	82,158	July 6, 2018	2012
70	Waterfront Two LLC	Star Alessia	81,944	August 3, 2018	2017
71	Star Nor IX LLC	Star Calypso	81,918	July 6, 2018	2014
72	Star Elpis LLC	Star Suzanna	81,711	May 15, 2017	2013
73	Star Gaia LLC	Star Charis	81,711	March 22, 2017	2013
74	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
75	Star Nor X LLC	Stardust	81,502	July 6, 2018	2011
76	Star Nor XI LLC	Star Sky	81,466	July 6, 2018	2010
77	Star Zeus VI LLC	Star Lambada	81,272	March 16, 2021	2016
78	Star Zeus II LLC	Star Carioca	81,262	March 16, 2021	2015
79	Star Zeus I LLC	Star Capoeira	81,253	March 16, 2021	2015
80	Star Zeus VII LLC	Star Macarena	81,198	March 6, 2021	2016
81	ABY III LLC	Star Lydia	81,187	August 3, 2018	2013
82	ABY IV LLC	Star Nicole	81,120	August 3, 2018	2013
83	ABY Three LLC	Star Virginia	81,061	August 3, 2018	2015
84	Star Nor XII LLC	Star Genesis	80,705	July 6, 2018	2010
85	Star Nor XIII LLC	Star Flame	80,448	July 6, 2018	2011

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
86	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
87	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
88	Orion Maritime LLC	Idee Fixe	63,458	March 25, 2015	2015
89	Primavera Shipping LLC	Roberta	63,426	March 31, 2015	2015
90	Success Maritime LLC	Laura	63,399	April 7, 2015	2015
91	Ultra Shipping LLC	Kaley	63,283	June 26, 2015	2015
92	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
93	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
94	Star Lida I Shipping LLC	Star Apus	63,123	July 16, 2019	2014
95	Star Zeus V LLC	Star Bovarius (Note 5)	61,602	March 16, 2021	2015
96	Star Zeus IV LLC	Star Subaru	61,571	March 16, 2021	2015
97	Star Nor XV LLC	Star Wave	61,491	July 6, 2018	2017
98	Star Challenger I LLC	Star Challenger (1)	61,462	December 12, 2013	2012
99	Star Challenger II LLC	Star Fighter (1)	61,455	December 30, 2013	2013
100	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
101	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
102	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
103	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
104	ABY Five LLC	Star Monica	60,935	August 3, 2018	2015
105	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
106	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
107	Star Nor XIV LLC	Star Glory (Note 5)	58,680	July 6, 2018	2012
108	Star Lida XI Shipping LLC	Star Pyxis (Note 19c)	56,615	August 19, 2019	2013
109	Star Lida VIII Shipping LLC	Star Hydrus	56,604	August 8, 2019	2013
110	Star Lida IX Shipping LLC	Star Cleo	56,582	July 15, 2019	2013
111	Star Trident VII LLC	Diva	56,582	July 24, 2017	2011
112	Star Lida X Shipping LLC	Star Pegasus	56,540	July 15, 2019	2013
113	Star Lida V Shipping LLC	Star Dorado (Note 5)	56,507	July 16, 2019	2013
114	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
115	Star Regg III LLC	Star Bright	55,569	October 10, 2018	2010
116	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
		Total dwt	13,096,980

(1)       Subject to sale and lease back financing transaction (Note 7)

b) Subsidiaries owning vessels under construction:

	Wholly Owned Subsidiaries	Vessel Name	DWT	Shipyard	Expected Delivery Date
1	Star Thundera LLC	Hull No 15	82,000	Qingdao Shipyard Co. Ltd.	September 2025
2	Star Caldera LLC	Hull No 16	82,000	Qingdao Shipyard Co. Ltd.	September 2025
3	Star Terra LLC	Hull No 17	82,000	Qingdao Shipyard Co. Ltd.	April 2026
4	Star Nova LLC	Hull No 18	82,000	Qingdao Shipyard Co. Ltd.	July 2026
5	Star Affinity LLC	Hull No 23	82,000	Qingdao Shipyard Co. Ltd.	April 2026
			410,000

1.       Basis of Presentation and General Information – (continued):

c ) Non-vessel owning subsidiaries: The below list includes companies previously owning vessels that have been sold, intermediate holding companies, companies that charter-in vessels and management companies:

	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	23	Star Bulk Germany GmbH
2	Starbulk S.A.	24	Star Mare LLC
3	Star Bulk Manning LLC	25	Star Sege Ltd
4	Star Bulk Shipmanagement Company (Cyprus) Limited	26	Star Regg VII LLC
5	Star Omas LLC	27	Star Cosmo LLC
6	Star Synergy LLC	28	Star Delta LLC
7	Oceanbulk Shipping LLC	29	Star Kappa LLC
8	Oceanbulk Carriers LLC	30	Star Infinity Corp.
9	Star Bulk Finance (Cyprus) Limited	31	Star Auctus LLC
10	Star Ventures LLC	32	Star Lida II Shipping LLC
11	Star Logistics LLC (ex Dry Ventures LLC)	33	Star Lida III Shipping LLC
12	Unity Holding LLC	34	Star Lida IV Shipping LLC
13	Star Bulk (USA) LLC	35	Star Lida VI Shipping LLC
14	Star New Era LLC	36	Star Lida VII Shipping LLC
15	Star Thor LLC	37	Star Borealis LLC
16	Star Gamma LLC	38	Star Polaris LLC
17	Star Zeus LLC	39	Star Theta LLC
18	Star Epsilon LLC	40	Star Zeta LLC
19	Star ABY LLC	41	Star Sun II LLC
20	ABY Group Holding LLC	42	Star Zeus III LLC
21	Star Regina LLC	43	Star Trident XV LLC
22	Star Bulk (Singapore) Pte. Ltd.

Time charter-in vessel and time charter-in newbuilding vessels as of December 31, 2023:

In addition, as of December 31, 2023, the Company has entered into certain long-term charter-in arrangements. As reflected in the table below, only one of these vessels was in operation as of December 31, 2023 (Note 6a) while the remaining relate to four Kamsarmax newbuildings and two Ultramax newbuildings which are expected to be delivered during 2024 with an approximate duration of seven years per vessel plus optional years depending on the Company’s decision (Note 15c).

	Name	DWT	Built	Yard	Country	Delivery / Estimated Delivery	Minimun Period
1	Star Shibumi	180,000	2021	JMU	Japan	November 30, 2021	November 2028
2	NB Kamsarmax # 1 (tbn Star Voyager)	82,000	2024	Tsuneishi, Zhousan	Japan	January 11, 2024 (Note 19b)	7 years
3	NB Kamsarmax # 2	82,000	2024	Tsuneishi, Zhousan	Japan	Q4 - 2024	7 years
4	NB Kamsarmax # 3 (tbn Star Explorer)	82,000	2024	JMU	Japan	March 8, 2024 (Note 19b)	7 years
5	NB Kamsarmax # 4	82,000	2024	JMU	Japan	Q3 - 2024	7 years
6	NB Ultramax #1 (tbn Stargazer)	66,000	2024	Tsuneishi, Cebu	Philippines	January 16, 2024 (Note 19b)	7 years
7	NB Ultramax #2	66,000	2024	Tsuneishi, Cebu	Philippines	Q4 - 2024	7 years
		640,000

1.       Basis of Presentation and General Information - (continued):

No charterer accounted for more than 10% of the Company’s revenues for the years ended December 31, 2021, 2022 and 2023.